Corporate information	12 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Corporate information

1. Corporate information

SRx Health Solutions Inc. and its subsidiaries are together referred to in these consolidated financial statements as “SRx” or the “Company”. The Company was incorporated under the laws of the province of Ontario on April 26, 2022. The Company’s registered head office is 65 Queen Street West, Suite 800, Toronto, Ontario, M5H 2M5. The Company, together with its subsidiaries owns and operates retail pharmacies located throughout Canada. The Company is a Canadian collaborative network of pharmacists and healthcare practitioners engaged in the provision of specialized treatments and integrated support services to Canadians.

Previously, the Company operated under SRx Health Solutions Group and was made up of 24 entities (collectively, the “Group”) each of which was incorporated and operating in Canada, and all either owned directly or indirectly by Mr. Adesh Vora (the controlling “Shareholder”). On September 9th, 2022, there was a reorganization where SRx acquired the Group and as a result the financial statements are presented on a consolidated basis. The controlling Shareholder remains the controlling party after the reorganization.